PREPAID AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2019
Prepaid and Other Current Assets, Net
PREPAID AND OTHER CURRENT ASSETS, NET

7. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB

Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Value added tax refundable	5,165	—
Prepaid input value-added tax	8,631	4,682
Due from former owners	5,743	2,848
Staff advances	7,885	6,578
Rental deposits	3,522	4,257
Prepaid professional services fees	5,053	5,278
Loan to third party (Note iii)	—	9,000
Other prepaid rentals	7,443	—
Others (Note iv)	16,182	20,192
Total before allowance for doubtful accounts	144,424	137,635
Less: allowance for doubtful accounts	(9,654)	(4,339)
Total	134,770	133,296

Allowance for doubtful accounts:

	As of December 31,
	2018	2019
	RMB	RMB

Balance at beginning of year	(11,212)	(9,654)
Addition (Note v)	(1,029)	(2,765)
Written off (Note v)	2,587	8,080
Balance at end of year	(9,654)	(4,339)

(Note i) A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statements.

(Note ii) The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2018 and 2019, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (see Note 13); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note iii) Ambow Shengying entered into loan agreements with Beijing Dongyuanzhongheng Investment Management Co., Ltd. (“Dongyuan”) on November 13 and December 16, 2019, respectively. The principles are RMB 15,000 and RMB 10,000, respectively. According to the loan agreements, the annual interest rates are 5%, and the due dates are December 31, 2019. The loan agreements were without any requirements for collateral or pledge on the loans. As of December 31, 2019, Dongyuan has fully repaid the principle and interest of the loan in RMB 15,000, and repaid RMB 1,000 of the loan in RMB 10,000 and interest due. On April 8, 2020, the Group entered into a term sheet with Dongyuan to agree  that the outstanding loan and interest due would be turned into part of consideration for the Group to acquire a no-less-than 51% equity interest of Hebi Ambow Ruiheng Education Technology Co., Ltd. depending on both parties further agreement. Refer to Note 12-Other Non-Current Assets, Net and Note 31-Subsequent Event for further information. No allowance upon such loan to third party was provided in the year of 2019.

(Note iv) Others mainly included inventory, prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items with trivial amounts.

(Note v) Addition of allowance during the years of 2018 and 2019 was mainly provided against third parties, former employees and former owners due to the remote recoverability. Certain provisions were written off after all collection efforts being exhausted and the potentials for recovery was remote.